Income Taxes (Schedule Of Tax Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Inventory valuation	¥ 81,004	¥ 87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, Plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190
Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354
Net deferred tax assets	610,234	609,457
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)
Total gross deferred tax liabilities	(175,641)	(275,469)
Net deferred tax assets	¥ 434,593	¥ 333,988